Filed pursuant to Rule 497(e)

Registration Nos. 333-264478; 811-23793

Defiance Vol Carry Hedged ETF (VXXY)

(the “Fund”)

listed on The Nasdaq Stock Market, LLC

October 23, 2026

Supplement to the Prospectus

and Statement of Additional Information (“SAI”),

each dated July 15, 2025

Effective immediately, the Fund’s ticker symbol is changed in accordance with the following chart. Accordingly, all references to the Fund’s ticker symbol in the Prospectus and SAI are hereby amended and restated to reflect the Fund’s new ticker symbol.

Old Ticker Symbol	New Ticker Symbol
VXXY	SVOX

Please retain this Supplement for future reference.